Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Jul. 31, 2020
Significant Accounting Policies [Line Items]
Interest earned on marketable securities held in Trust Account	$ 3,346	$ 6,395
Net loss	$ (1,399,040)	$ (311,513)
Class A Common stock subject to possible redemption, shares outstanding	12,564,103	12,704,007
Cash and cash equivalents	$ 700,000	$ 1,100,000
Offering costs			$ 8,100,000
Sponsor
Significant Accounting Policies [Line Items]
Working capital loan		$ 0
Cash and cash equivalents	$ 700,000
Class A common stock
Significant Accounting Policies [Line Items]
Number of class A shares excluded in the calculation of diluted income per share		12,704,007
Weighted average shares outstanding, basic and diluted	13,570,000	13,570,000
Class A Common stock subject to possible redemption, shares outstanding		12,704,007
Class B common stock
Significant Accounting Policies [Line Items]
Weighted average shares outstanding, basic and diluted	3,863,900	3,708,573
Income attributable to Class A redeemable common stock used in calculation of net loss per common share, basic and diluted	$ 3,346	$ 6,000